Other Operating Expenses - Summary of Impairments and reversals of property and equipment and intangibles (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property development [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	€ 1	€ 15	€ 2
Total	1	15	2
Software and other intangible assets [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	61	12	30
Reversals of impairments	0
Total	61	12	30
(Reversals of) other impairments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	66	35	42
Reversals of impairments	(7)	(17)	(24)
Total	59	19	18
Property and equipment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment losses	4	9	10
Reversals of impairments	(6)	(17)	(24)
Total	€ (3)	€ (8)	€ (14)